Segment Information	12 Months Ended
May 31, 2019
Segment Reporting [Abstract]
Segment Information

NOTE R — SEGMENT INFORMATION

During the first quarter of fiscal 2019, we made the determination to streamline certain businesses and management structures within our industrial reportable segment.  As a result, our former tremco illbruck Group, Tremco Group and several components from our Performance Coatings Group, including our Euclid and Flowcrete businesses, were combined to form a new Construction Products Group.  There were no changes in the composition of any of our reportable segments and, therefore, previously reported business segment information remains unchanged.

We operate a portfolio of businesses and product lines that manufacture and sell a variety of specialty paints, protective coatings and roofing systems, sealants and adhesives. We manage our portfolio by organizing our businesses and product lines into three reportable segments: the industrial reportable segment, the specialty reportable segment and the consumer reportable segment. Within each reportable segment, we aggregate operating segments or product lines that consist of individual companies or groups of companies and product lines, which generally address common markets, share similar economic characteristics, utilize similar technologies and can share manufacturing or distribution capabilities. Our six operating segments represent components of our business for which separate financial information is available that is utilized on a regular basis by our chief operating decision maker in determining how to allocate the assets of the company and evaluate performance. These six operating segments are each managed by an operating segment manager, who is responsible for the day-to-day operating decisions and performance evaluation of the operating segment’s underlying businesses. We evaluate the profit performance of our segments primarily based on income before income taxes, but also look to earnings (loss) before interest and taxes (“EBIT”) as a performance evaluation measure because interest expense is essentially related to acquisitions, as opposed to segment operations.

Our industrial reportable segment products are sold throughout North America and also account for the majority of our international sales. Our industrial product lines are sold directly to contractors, distributors and end-users, such as industrial manufacturing facilities, public institutions and other commercial customers. The industrial reportable segment comprises two separate operating segments – Construction Products Group and Performance Coatings Group. Products and services within this reportable segment include construction chemicals, roofing systems, weatherproofing and other sealants, and polymer flooring.

Our consumer reportable segment manufactures and markets professional use and do-it-yourself (“DIY”) products for a variety of mainly consumer applications, including home improvement and personal leisure activities. Our consumer segment’s major manufacturing and distribution operations are located primarily in North America, along with a few locations in Europe and other parts of the world. Products are primarily sold directly to mass merchandisers, home improvement centers, hardware stores, paint stores, craft shops, cosmetic companies and through distributors. This reportable segment comprises three operating segments: Rust-Oleum Group, DAP Group and SPG-Consumer Group. Products within this reportable segment include specialty, hobby and professional paints; nail enamels; caulks; adhesives; silicone sealants; cleaners; floor sealers and wood stains.  Sales to The Home Depot, Inc. represented less than 10% of our consolidated net sales for fiscal 2019, 2018 and 2017, 29% of our consumer segment net sales for the fiscal year ended May 31, 2019 and 28% for each of the fiscal years ended May 31, 2018 and 2017.

Our specialty reportable segment products are sold throughout North America and a few international locations, primarily in Europe. Our specialty product lines are sold directly to contractors, distributors and end-users, such as industrial manufacturing facilities, public institutions and other commercial customers. The specialty reportable segment is a single operating segment, which offers products that include industrial cleaners, restoration services equipment, colorants, exterior finishes, edible coatings and specialty glazes for pharmaceutical and food industries, and other specialty OEM coatings.

In addition to our three reportable segments, there is a category of certain business activities and expenses, referred to as corporate/other, that does not constitute an operating segment. This category includes our corporate headquarters and related administrative expenses, results of our captive insurance companies, gains or losses on the sales of certain assets and other expenses not directly associated with any reportable segment. Assets related to the corporate/other category consist primarily of investments, prepaid expenses and headquarters’ property and equipment. These corporate and other assets and expenses reconcile reportable segment data to total consolidated income before income taxes, interest expense and earnings before interest and taxes; as well as identifiable assets, capital expenditures, and depreciation and amortization.

We reflect income from our joint ventures on the equity method, and receive royalties from our licensees.

Effective June 1, 2019, we realigned certain businesses and management structure to recognize how we allocate resources and analyze the operating performance of our operating segments.  This realignment did not change our reportable segments at May 31, 2019.  Rather, our periodic filings, beginning with our first quarter ending August 31, 2019, will include historical segment results reclassified to reflect the effect of this realignment.  See Note A(20) of Notes to Consolidated Financial Statements.

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.

Year Ended May 31,	2019	2018	2017
(In thousands)
Net Sales
Industrial	$2,889,822	$2,814,755	$2,564,202
Consumer	1,887,767	1,754,339	1,680,384
Specialty	786,962	752,549	713,589
Total	$5,564,551	$5,321,643	$4,958,175
Income (Loss) Before Income Taxes
Industrial	$243,234	$270,792	$243,335
Consumer	215,002	171,874	58,726
Specialty	101,441	123,307	107,904
Corporate/Other	(219,832)	(148,925)	(165,632)
Total	$339,845	$417,048	$244,333
Identifiable Assets
Industrial	$2,322,511	$2,422,799	$2,382,784
Consumer	1,984,332	1,859,381	1,821,190
Specialty	860,125	740,952	759,822
Corporate/Other	274,387	248,690	126,653
Total	$5,441,355	$5,271,822	$5,090,449
Capital Expenditures
Industrial	$54,514	$60,145	$65,083
Consumer	54,444	38,921	45,690
Specialty	26,364	14,958	14,104
Corporate/Other	1,435	595	1,232
Total	$136,757	$114,619	$126,109
Depreciation and Amortization
Industrial	$62,435	$57,267	$51,529
Consumer	41,882	38,037	33,374
Specialty	32,379	27,457	26,453
Corporate/Other	5,046	5,738	5,417
Total	$141,742	$128,499	$116,773

Year Ended May 31, 2019	Industrial Segment	Consumer Segment	Specialty Segment	Consolidated
(In thousands)
Net Sales (based on shipping location) (a)
United States	$1,570,891	$1,487,205	$618,408	$3,676,504
Foreign
Canada	229,386	117,305	43,508	390,199
Europe	717,659	218,021	93,344	1,029,024
Latin America	189,627	28,020	1,397	219,044
Asia Pacific	118,393	29,170	30,305	177,868
Other Foreign	63,866	8,046		71,912
Total Foreign	1,318,931	400,562	168,554	1,888,047
Total	$2,889,822	$1,887,767	$786,962	$5,564,551

Year Ended May 31, 2018	Industrial Segment	Consumer Segment	Specialty Segment	Consolidated
(In thousands)
Net Sales (based on shipping location) (a)
United States	$1,480,189	$1,351,065	$600,780	$3,432,034
Foreign
Canada	236,594	106,460	22,295	365,349
Europe	715,754	228,046	96,618	1,040,418
Latin America	197,859	27,834	1,514	227,207
Asia Pacific	112,712	32,493	31,342	176,547
Other Foreign	71,647	8,441		80,088
Total Foreign	1,334,566	403,274	151,769	1,889,609
Total	$2,814,755	$1,754,339	$752,549	$5,321,643

Year Ended May 31, 2017	Industrial Segment	Consumer Segment	Specialty Segment	Consolidated
(In thousands)
Net Sales (based on shipping location) (a)
United States	$1,357,945	$1,355,262	$556,193	$3,269,400
Foreign
Canada	216,218	86,773	18,705	321,696
Europe	625,399	174,304	109,096	908,799
Latin America	195,502	23,407	1,427	220,336
Asia Pacific	100,389	33,528	28,168	162,085
Other Foreign	68,749	7,110		75,859
Total Foreign	1,206,257	325,122	157,396	1,688,775
Total	$2,564,202	$1,680,384	$713,589	$4,958,175

Year Ended May 31,	2019	2018	2017
(In thousands)
Long-Lived Assets (b)
United States	$1,859,628	$1,807,046	$1,738,180
Foreign
Canada	242,582	139,259	137,211
Europe	343,501	361,317	349,979
United Kingdom	217,414	230,071	199,415
Other Foreign	225,230	241,301	248,435
Total Foreign	1,028,727	971,948	935,040
Total	$2,888,355	$2,778,994	$2,673,220

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.